Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Additional Contributed Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2010	$ 36,909	$ 37,529	$ (672)	$ 52
Stock compensation activity (Note 13)	195	195
Accretion of redeemable preferred stock (Note 12)	(3,733)		(3,733)
Net income	9,308		9,308
Employer retirement plan adjustments, net of tax of $(0.3) million, $(0.9) million and $0.7 million, respectively	(1,236)			(1,236)
Foreign currency translation adjustments	(1,607)			(1,607)
Ending Balance at Dec. 31, 2011	39,836	37,724	4,903	(2,791)
Stock compensation activity (Note 13)	195	195
Accretion of redeemable preferred stock (Note 12)	(6,312)		(6,312)
Net income	14,665		14,665
Employer retirement plan adjustments, net of tax of $(0.3) million, $(0.9) million and $0.7 million, respectively	(541)			(541)
Foreign currency translation adjustments	1,073			1,073
Ending Balance at Dec. 31, 2012	48,916	37,919	13,256	(2,259)
Stock compensation activity (Note 13)	195	195
Accretion of redeemable preferred stock (Note 12)	(2,405)		(2,405)
Common stock dividend (Note 13)	(43,055)	(12,756)	(30,299)
Net income	24,088		24,088
Employer retirement plan adjustments, net of tax of $(0.3) million, $(0.9) million and $0.7 million, respectively	1,002			1,002
Foreign currency translation adjustments	1,731			1,731
Ending Balance at Dec. 31, 2013	30,472	25,358	4,640	474
Stock compensation activity (Note 13)	97	97
Net income	12,972		12,972
Employer retirement plan adjustments, net of tax of $(0.3) million, $(0.9) million and $0.7 million, respectively	105			105
Foreign currency translation adjustments	(1,054)			(1,054)
Ending Balance at Jun. 27, 2014	$ 42,592	$ 25,455	$ 17,612	$ (475)